Loans (Tables)	6 Months Ended
Mar. 31, 2023
Loans
Schedule of short-term and long-term loans
				As of	As of
				March 31,	September 30,
				2023	2022
				(unaudited)
	Loan	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	amount	interest
As of March 31, 2023	date	date	in RMB	in USD	in USD	rate	Note
Secured short-term loans
China Guangfa Bank Co., Ltd.	November 1, 2022	October 31, 2023	5,000,000	$728,056	-	3.95%	1
Industrial Bank Co., Ltd	January 16, 2023	January 14, 2024	2,000,000	291,223	-	5.13%	2
Total secured short-term loans			7,000,000	$1,019,279	-

Unsecured short-term loans
Bank of Beijing	January 17, 2023	January 17, 2024	3,000,000	436,834	-	4.65%
Total unsecured short-term loans			3,000,000	$436,834	-

Total short-term loans			10,000,000	$1,456,113	-

Secured long-term loans
Long-term loans, current portion
Bank of Beijing	April 6, 2022	April 5, 2026	8,000,000	$1,164,890	$1,124,622	4.8%	3
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	575,000	83,726	80,832	14.4%	4
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	430,000	62,613	-	12.91%	4
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	145,611	140,578	12.0%	5
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	800,000	116,489	112,462	14.4%	6
China Resources Shenzhen Investment Trust Co., Ltd.	April 30, 2021	April 28, 2023	47,620	6,934	46,859	10.8%	6
Total long-term loans, current portion			10,852,620	$1,580,263	$1,505,353
Long-term loans, non-current portion
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	322,500	46,960	-	12.91%	4
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	191,667	27,909	57,988	14.4%	4
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	500,000	72,806	140,578	10.08%	5
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	200,000	29,122	93,719	14.4%	6
Total long-term loans, non-current portion			1,214,167	$176,797	$292,285

Total short-term and long-term loans			22,066,787	$3,213,173	$1,797,638